N-2	Feb. 24, 2023
Cover [Abstract]
Entity Central Index Key	0001681717
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	First Trust Alternative Opportunities Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

The Transaction Expenses information in the table under the heading “Fund Fees and Expenses” on page 7 of the Prospectus is deleted in its entirety and replaced with the following:

TRANSACTION EXPENSES:	Class A Shares	Class I Shares
Maximum Sales Charge (Load) (as a percentage of subscription amount) (1)	4.50%	None
Maximum deferred sales charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested) (1)	1.25%	None

Footnote 1 to the table under the heading “Fund Fees and Expenses” on page 7 of the Prospectus is deleted in its entirety and replaced with the following:

(1) Investors in Class A Shares may be charged a sales charge of up to 4.50% of the subscription amount. For Class A Shares, no sales charge applies on investments of $250,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.25% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 12 months of the date of purchase.

Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	4.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.25%	[1]
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[1]

[1]	Investors in Class A Shares may be charged a sales charge of up to 4.50% of the subscription amount. For Class A Shares, no sales charge applies on investments of $250,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.25% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 12 months of the date of purchase.